INVESTMENTS, DEBTS AND DERIVATIVES - Financial Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 12,581	$ 10,646
Non-current	9,439	9,404
Current	3,142	1,242
At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	9	8
At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	12,572	10,638
Derivatives not designated as hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	8	4
Derivatives designated as net investment hedges | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	0	4
Contingent consideration | At fair value
Disclosure of financial liabilities [line items]
Total debt and derivatives	1	0
Principal amount outstanding | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	8,674	7,595
Interest accrued | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	88	86
Discounts, unamortized fees, hedge basis adjustment | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	(18)	(15)
Bank loans and bonds | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	8,744	7,666
Lease liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	3,595	2,667
Put-option liability over non-controlling interest | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	27	16
Other financial liabilities | At amortized cost
Disclosure of financial liabilities [line items]
Total debt and derivatives	$ 206	$ 289